Marketable Securities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 20, 2020	Dec. 31, 2020
Marketable Securities (Details) [Line Items]
Aggregate trading shares of common stock	76,026
Fair value of marketable securities (in Dollars)	$ 3,066,889
Aggregate shares of common stock	24,522,727
Sale of shares		76,026
Received proceeds (in Dollars)		$ 2,784,782
Recognized trading losses (in Dollars)		$ 282,107
Series B Preferred Stock [Member]
Marketable Securities (Details) [Line Items]
Trusts an aggregate shares	2,750,000